BUSINESS ACQUISITION - Additional information (Details) - USD ($) $ in Thousands		1 Months Ended
	Apr. 30, 2020	Nov. 30, 2022	Feb. 28, 2023	Oct. 31, 2022	Feb. 29, 2020
Dada
BUSINESS ACQUISITION
Ownership (as a percent)	92.60%				22.70%
Total purchase consideration	$ 14,292
Cash consideration	10,437
Remeasurement gain on acquisition	3,855
Goodwill	$ 168,233
Acquisitions fiscal 2021
BUSINESS ACQUISITION
Total purchase consideration			$ 2,936
Intangible assets			1,351
Goodwill			$ 1,660
Acquisitions fiscal 2023
BUSINESS ACQUISITION
Goodwill				$ 157
Total purchase price		$ 1,848
Contingent consideration				1,255
Intangible asset identified				$ 91